UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

(Address of principal executive offices)(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		June 30, 2013 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Educational Services
280,000	Grand Canyon Education, Inc. *	9,024,400
445,000	Healthstream, Inc. *	11,267,400
		20,291,800
Retail
160,000	Hibbett Sports, Inc. *	8,880,000
184,500	Medifast, Inc. *	4,752,720
364,250	Stamps.com, Inc. *	14,347,808
Retail Total		27,980,528

Consumer Discretionary Sector Total		48,272,328	10.57%

Energy
Oil: Crude Producers
190,000	Contango Oil & Gas, Inc.	6,412,500
Oil Well Equipment & Services
95,000	Carbo Ceramics, Inc.	6,405,850
29,350	Core Laboratories NV	4,451,221
130,875	Geospace Technologies Corp. *	9,040,846
Oil Well Equipment & Services Industry Total		19,897,917

Energy Sector Total		26,310,417	5.76%

Financial Services
Asset Management & Custodian
197,543	Westwood Holdings Group, Inc.	8,478,546
Financial Data & Systems
325,000	Advent Software, Inc. *	11,394,500
70,000	Factset Research Systems, Inc.	7,135,800
91,250	Morningstar, Inc.	7,079,175
Financial Information Services Total		25,609,475

Financial Services Sector Total		34,088,021	7.46%

Healthcare
Healthcare Services
129,000	Medidata Solutions, Inc. *	9,991,050
420,000	National Research Corp. Class-A *	7,560,000
70,000	National Research Corp. Class-B	2,445,800
Healthcare Services Total		19,996,850
Healthcare Management Services
218,752	Omnicell, Inc.	4,495,354
Medical Equipment
236,384	Abaxis, Inc.	11,230,604
Medical and Dental Instruments and Supplies
301,000	Align Technology, Inc. *	11,149,040
365,050	Meridian Bioscience, Inc.	7,848,575
215,000	Neogen Corp. *	11,945,400
74,000	TECHNE Corp.	5,111,920
Medical and Dental Instruments and Supplies Total		36,054,935
Pharmaceuticals & Biotech
860,000	Accelrys, Inc. *	7,224,000

Healthcare Sector Total		79,001,743	17.29%

Materials & Processing
Building Materials
265,000	AAON, Inc.	8,766,200
374,000	Simpson Manufacturing Co., Inc.	11,003,080
Building Materials Total		19,769,280
Chemicals & Allied Products
248,025	Balchem Corp. Class-B	11,099,119

Materials & Processing Sector Total		30,868,399	6.77%

Producer Durables
Aerospace
214,000	AeroVironment, Inc. *	4,318,520
Commercial Services
200,000	Advisory Board Co. *	10,930,000
154,000	Costar Group, Inc. *	19,876,780
477,500	Innerworkings, Inc. *	5,180,875
135,775	Ritchie Bros. Auctioneers, Inc.	2,609,596
350,000	Rollins, Inc.	9,065,000
Commercial Services Total		47,662,251
Diversified Manufacturing Operations
440,350	Raven Industries, Inc.	13,201,693
207,475	Proto Labs, Inc. *	13,479,651
Diversified Manugacturing Operations Total		26,681,344
Scientific Instruments: Control & Filter
240,000	Faro Technologies, Inc. *	8,116,801
35,808	Mesa Laboratories, Inc.	1,938,278
415,925	Sun Hydraulics Corp.	13,010,134
Scientific Instruments: Control & Filter Total		23,065,213

Producer Durables Sector Total		101,727,328	22.27%

Technology
Computer Services Software & Systems
432,050	NIC, Inc.	7,141,787
435,400	Pro Holdings, Inc. *	13,040,230
378,500	SciQuest, Inc. *	9,481,426
209,425	Tyler Technologies, Inc. *	14,356,084
Computer Services Software & Systems Total		44,019,527
Electronic Components
160,000	Hittite Microwave Corp. *	9,280,000
82,225	NVE Corp. *	3,849,775
Electronic Components Total		13,129,775
Electronics
227,500	Acacia Research Corp.	6,202,125
Information Technology
272,375	ACI Worldwide *	12,659,990
301,000	Blackbaud, Inc.	9,803,570
461,000	Bottomline Technologies, Inc. *	11,658,690
189,625	Sourcefire, Inc. *	10,533,669
Information Technology Total		44,655,919
Computer Technology
118,500	Stratasys, Inc. *	9,923,192

Technology Sector Total		117,930,538	25.81%

TOTAL COMMON STOCKS
	(Cost $318,751,710)	438,198,774	95.91%

SHORT-TERM INVESTMENTS
16,308,498	UMB Bank Money Market Fiduciary (Cost $16,308,498) 0.01% **	16,308,498	3.57%

TOTAL INVESTMENTS
	(Cost $335,060,208)	454,507,272	99.48%

	Liabilities in Excess of Other Assets	2,379,705	0.52%

	TOTAL NET ASSETS	$456,886,977	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $335,060,208 amounted to $119,447,064 which consisted of aggregate gross unrealized appreciation of $133,805,806 and aggregate gross unrealized depreciation of $14,358,742.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$438,198,774	$0	$0	$438,198,774
Cash Equivalents	$16,308,498	$0	$0	$16,308,498
Total	$454,507,272	$0	$0	$454,507,272

CONESTOGA MID CAP FUND

		Schedule of Investments
		June 30, 2013 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Apparel
800	Under Armour, Inc. *	47,768
Recreational Vehicles & Boats
900	Polaris Industries, Inc.	85,500
Retail
1,200	Outerwall, Inc. *	70,404
880	Tractor Supply Co.	103,497
1,450	Urban Outfitters, Inc. *	58,319
Retail Total		232,220

Consumer Discretionary Sector Total		365,488	14.08%

Consumer Staples
Foods
580	The J.M. Smucker Co.	59,827

Consumer Staples Total		59,827	2.31%

Energy
Oil: Crude Producers
900	SM Energy Co.	53,982
Oil Well Equipment & Services
700	Carbo Ceramics, Inc.	47,201
670	Core Laboratories NV	101,612
550	Oceaneering International, Inc.	39,710
Oil Well Equipment & Services Total		188,523

Energy Sector Total		282,215	10.87%

Financial Services
Financial Data & Systems
650	Factset Research Systems, Inc.	66,261
700	Morningstar, Inc.	54,306
Financial Information Services Total		120,567
Insurance
170	Markel Corp. *	89,582

Financial Services Sector Total		210,149	8.09%

Healthcare
Medical and Dental Instruments and Supplies
2,000	Align Technology, Inc. *	74,080
300	CR Bard, Inc.	32,604
950	Sirona Dental Systems, Inc. *	62,586
600	TECHNE Corp.	41,448
Medical and Dental Instruments and Supplies Total		210,718
Pharmaceuticals & Biotech
1,520	Forest Laboratories, Inc. *	62,320
3,030	Myriad Genetics, Inc. *	81,416
Pharmaceuticals & Biotech Total		143,736

Healthcare Sector Total		354,454	13.65%

Materials & Processing
Building Materials
1,300	Fastenal Co.	59,605

Materials & Processing Sector Total		59,605	2.31%

Producer Durables
Commercial Services
2,070	Copart, Inc. *	63,756
750	IHS, Inc. *	78,285
1,100	Ritchie Bros Auctioneers, Inc.	21,142
2,230	Rollins, Inc.	57,757
1,300	Verisk Analytics, Inc. Class A *	77,610
Commercial Services Total		298,550
Commercial Vehicles & Parts
2,400	Gentex Corp.	55,320
Machinery: Specialty
1,000	Graco, Inc.	63,210
Transportation & Freight
800	C.H. Robinson Worldwide, Inc.	45,048
Scientific Instruments & Services
1,800	Donaldson Co., Inc.	64,188
2,800	Trimble Navigation Ltd. *	72,828
Scientific Instruments & Services Total		137,016

Producer Durables Sector Total		599,144	23.07%

Technology
2,500	Qlik Technologies, Inc. *	70,675
Electronic Components
1,300	IPG Photonics Corp. *	78,949
Electronics
2,700	Acacia Research Corp.	60,345
1,850	Garmin, Ltd.	66,896
Electronics Total		127,241
Information Technology
1,000	Ansys, Inc. *	73,100
1,800	Dolby Laboratories, Inc. Class A	60,210
2,900	Fortinet, Inc. *	50,750
2,000	Nuance Communications, Inc. *	36,760
1,670	Micro Systems, Inc. *	72,061
Information Technology Total		292,881

Technology Sector Total		569,746	21.94%

TOTAL COMMON STOCKS
	(Cost $2,341,500)	2,500,628	96.31%

SHORT-TERM INVESTMENTS
102,616	UMB Bank Money Market Fiduciary (Cost $102,616) 0.01% **	102,616	3.95%

TOTAL INVESTMENTS
	(Cost $2,444,116)	2,603,244	100.25%

	Liabilities in Excess of Other Assets	(6,687)	-0.25%

	TOTAL NET ASSETS	$2,596,557	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Conestoga Mid Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,444,116 amounted to $119,417 which consisted of aggregate gross unrealized appreciation of $255,052 and aggregate gross unrealized depreciation of $135,635.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,500,628	$0	$0	$2,500,628
Cash Equivalents	$102,616	$0	$0	$102,616
Total	$2,603,244	$0	$0	$2,603,244

INSTITUTIONAL ADVISORS LARGECAP FUND

		Schedule of Investments
		June 30, 2013 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Leisure Equipment & Products
41,356	Mattel, Inc.	1,873,840
Multiline Retail
39,822	Macy's, Inc.	1,911,456
Specialty Retail
45,344	The Tjx Co., Inc.	2,269,921
Textiles, Apparel & Luxury Goods
9,511	VF Corp.	1,836,194

	Consumer Discretionary Sector Total	7,891,411	12.86%

Consumer Staples
Beverages
25,218	Pepsico, Inc.	2,062,580
Food Products
24,114	McCormick & Co.	1,696,661
Food & Staples Retailing
43,872	Walgreen Co.	1,939,142
Household Products
33,195	Colgate Palmolive Co.	1,901,742

	Consumer Staples Sector Total	7,600,125	12.39%

Energy
Oil, Gas & Consumable Fuels
13,622	Chevron Corp.	1,612,027
18,039	Exxon Mobil Corp.	1,629,824
Oil, Gas & Consumable Fuels Total		3,241,851

	Energy Sector Total	3,241,851	5.28%

Financials
Commercial Banks
62,769	US Bancorp.	2,269,099
Consumer Finance
46,878	Discover Financial Services	2,233,268
Insurance
52,339	Marsh & McLennan Companies, Inc.	2,089,373
32,091	Torchmark Corp.	2,090,408
Insurance Total		4,179,781

	Financials Sector Total	8,682,148	14.15%

Health Care
Biotechnology
18,776	Amgen, Inc.	1,852,440
Health Care Equipment & Supplies
17,976	Baxter International, Inc.	1,245,198
Health Care Providers & Services
19,205	Laboratory Corp of America Holdings *	1,922,421
16,383	McKesson Corp.	1,875,853
Health Care Providers & Services Total		3,798,274
Pharmaceuticals
22,948	Johnson & Johnson	1,970,315

	Health Care Sector Total	8,866,227	14.45%

Industrials
Aerospace & Defense
17,426	United Technologies Corp.	1,619,572
19,880	Raytheon Co.	1,314,466
Aerospace & Defense Total		2,934,038
Air Freight & Logistics
18,469	C.H. Robinson Worldwide, Inc.	1,039,989
Machinery
23,010	Flowserve Corp.	1,242,770
Road & Rail
10,431	Union Pacific Corp.	1,609,295

	Industrials Sector Total	6,826,092	11.13%

Information Technology
Communications Equipment
86,209	Cisco Systems, Inc.	2,097,896
20,126	Qualcomm, Inc	1,229,296
Communications Equipment Total		3,327,192
Computers & Peripherals
4,418	Apple, Inc.	1,749,881
Diversified Electronics
27,427	TE Connectivity, Ltd.	1,249,026
IT Services
10,063	International Business Machines, Inc.	1,923,140
Semiconductors
74,490	Intel Corp.	1,804,148
Software
69,397	Microsoft Corp.	2,396,278
60,132	Oracle Corp.	1,847,255
Software Total		4,243,533

	Information Technology Sector Total	14,296,920	23.30%

Materials
Containers & Packaging
36,999	Ball Corp.	1,536,938

	Materials Sector Total	1,536,938	2.51%

Telecommunications
Diversified Telecommunication
29,084	AT&T, Inc.	1,029,574

	Telecommunications Sector Total	1,029,574	1.68%

Utilities
Multi-Utilities
16,628	Wisconsin Energy Corp.	681,582

	Utilities Sector Total	681,582	1.11%

TOTAL COMMON STOCKS
	(Cost $46,166,230)	60,652,868	98.86%

SHORT-TERM INVESTMENTS
703,281	UMB Bank Money Market Fiduciary 0.01% (Cost $703,281) **	703,281	1.15%

TOTAL INVESTMENTS
	(Cost $44,792,768)	61,356,149	100.01%

	Liabilities in Excess of Other Assets	(3,349)	-0.01%

	TOTAL NET ASSETS	61,352,800	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at June 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments was $14,486,638, which consisted of aggregate gross unrealized appreciation of $14,901,017 and aggregate gross unrealized depreciation of $414,379.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of June 30, 2013 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$60,652,868	$0	$0	$60,652,868
Cash Equivalents	$703,281	$0	$0	$703,281
Total	$61,356,149	$0	$0	$61,356,149

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date August 15, 2013

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date August 15, 2013

* Print the name and title of each signing officer under his or her signature.